SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Operating Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in Non-Cash Operating Working Capital
Accounts receivable	$ 5,121	$ (45,837)	$ (144,413)
Other assets	3,674	(2,442)	(7,583)
Accounts payable - operating	(16,849)	8,773	57,353
Non-cash operating activities	$ (8,054)	$ (39,506)	$ (94,643)